PRINCIPAL ACCOUNTING POLICIES - Advance to consumers on behalf of financing partners and Guarantee liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advance to consumers on behalf of financing partners
Advance to consumers on behalf of financing partners	¥ 0	¥ 2,135	¥ 521,908
Guarantee liabilities
Maximum potential future payments under guarantee	¥ 12,900,000	¥ 15,500,000	¥ 27,600,000